Rmb-Denominated Us$-Settled Senior Notes (Tables)	12 Months Ended
Dec. 31, 2012
Senior Notes

The Senior Notes consisted of the following as of December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Principal	258,948	259,581
Less: debt discount, net (1)	(121)	(68)

Net carrying amount	258,827	259,513

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.